Consolidated Balance Sheets (Parentheticals) - USD ($) $ / shares in Thousands	Oct. 31, 2019	Oct. 31, 2018
Allowance for doubtful accounts	$ 99,562	$ 64,242
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	7,458,981	7,694,387
Common stock, shares outstanding (in shares)	7,458,981	7,694,387